Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Balance of accounts receivable and notes receivable

The following table sets out the balance of accounts receivable excluding notes receivable as of December 31, 2023 and 2024 (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable, gross	377,086	382,197
Allowance for expected credit losses	(106,654)	(85,419)
Accounts receivable, net	270,432	296,778

The following table sets out the balance of notes receivable as of December 31, 2023 and 2024 (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Notes receivable, gross	23,435	30,048
Allowance for expected credit losses	(13)	(31)
Notes receivable, net	23,422	30,017

Movement of the allowance for doubtful accounts

The following table presents the movement of the allowance for expected credit losses (in thousands):

	2022	2023	2024
	RMB	RMB	RMB
Balance as of January 1,	379,974	312,236	106,667
Additional provision for/(reversal of) allowance for expected credit losses, net of recoveries	(23,769)	14,682	(4,747)
Write-off	(43,969)	(220,251)	(16,470)
Balance as of December 31,	312,236	106,667	85,450